INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate, Continuing Operations	26.00%	26.00%
Operating Loss Carryforwards	$ 10,734,000	$ 8,140,000